Other Non-Current Assets, Net (Tables)	12 Months Ended
Jun. 30, 2024
Other Non-Current Assets, Net [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consist of the following:
	As of June 30,
	2023	2024
	RMB	RMB
Equity investments without readily determinable fair value (Note 2(j))	-	11,401
Instrument in debt securities with embedded features (Note 2(j))	-	123,227
Amount due from a third party (i)	-	29,985
Contingent considerations (ii)	-	22,267
Receivables from certain shareholders as guarantee deposit due to business combinations	-	33,373
Others	22	5,128
Sub-total	22	225,381
Allowance for current expected credit losses:
Balance at the beginning of the year	-	-
Cumulative-effect adjustment upon adoption of ASU 2016-13	-	(18)
Provision	-	(9)
Balance at the end of the year	-	(27)
Other non-current assets, net	22	225,354
(i)	The amount represented the fair value of a term-loan (matures in September 2028) to a third party by AIX as of the acquisition date which is comprised of a principal of RMB30,000 and a corresponding interest receivable of RMB1,032 net of allowance of RMB1,047. The loan bears interest rate 4.5% per annum and is guaranteed by the ultimate controlling owner of the borrower, whom is jointly liable.
(ii)	Contingent considerations represented the fair value as of June 30, 2024 of the partial contingent considerations transferred by AIX to certain selling shareholders of Zhongrong Smart Finance Information Technology Co., Ltd. (“Zhongrong”) and Jilin Zhongji Shi’An Insurance Agency Co., Ltd. (“Zhongji”) in business combinations completed in 2023. Pursuant to the share purchase agreement, the selling shareholders shall return certain numbers of ordinary shares back to the Group and/or the Group may incur future payments if necessary conditions have not been satisfied respectively by the end of a lock-up period of three years. The contingent considerations were subsequently measured with changes in fair value reflected in the consolidated statements of operations and comprehensive loss.